Securities Securities - Expected Maturity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Amortized Cost	$ 271,172		$ 336,498
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	9	[1]
Held-to-maturity Securities, Debt Maturities, Yield, within One Year	3.00%	[1],[2]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	60	[1]
Held-to-maturity Securities, Debt Maturities, Yield, after One Through Five Years	2.90%	[1],[2]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	9,199	[1]
Held-to-maturity Securities, Debt Maturities, Yield, after Five Through Ten Years	2.90%	[1],[2]
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	25,997	[1]
Held-to-maturity Securities, Debt Maturities, Yield, after Ten Years	3.00%	[1],[2]
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	35,265	[1]
Held-to-maturity Securities, Debt Maturities, Yield	3.00%	[1],[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS Debt Securities	276,151		337,627
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, within One Year, Fair Value	9	[1]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	60	[1]
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	9,243	[1]
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	26,130	[1]
Held-to-maturity Securities, Debt Maturities, Fair Value	35,442	[1]
United States Treasury And Agency Securities Member
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	556
Available For Sale Securities Debt Maturities, Yield, Within One Year	4.90%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	767
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	5.40%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	2,377
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	5.30%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	39,733
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	2.70%	[2]
Available-for-sale Securities, Amortized Cost	43,433
Available-for-sale Securities, Debt Maturities, Yield	2.80%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	558
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	794
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	2,580
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	38,932
AFS Debt Securities	42,864
Debt Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	8,761
Available For Sale Securities Debt Maturities, Yield, Within One Year	2.37%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	117,727
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	3.23%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	75,249
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	3.63%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	69,435
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	2.83%	[2]
Available-for-sale Securities, Amortized Cost	271,172
Available-for-sale Securities, Debt Maturities, Yield	3.25%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	8,748
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	120,108
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	78,152
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	69,143
AFS Debt Securities	276,151
Agency Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	24
Available For Sale Securities Debt Maturities, Yield, Within One Year	4.40%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	54,675
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	3.30%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	58,686
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	3.60%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	24,688
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	3.40%	[2]
Available-for-sale Securities, Amortized Cost	138,073		190,409
Available-for-sale Securities, Debt Maturities, Yield	3.50%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	25
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	56,084
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	61,170
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	25,284
AFS Debt Securities	142,563		191,217
Collateralized Mortgage Obligations [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	57
Available For Sale Securities Debt Maturities, Yield, Within One Year	0.70%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	35,709
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	2.50%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	8,606
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	3.80%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	20
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	1.10%	[2]
Available-for-sale Securities, Amortized Cost	44,392		36,639
Available-for-sale Securities, Debt Maturities, Yield	2.70%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	58
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	36,057
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	8,864
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	20
AFS Debt Securities	44,999		37,017
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	2,758
Available For Sale Securities Debt Maturities, Yield, Within One Year	4.30%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	9,900
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	5.10%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	1,775
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	4.70%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	515
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	3.30%	[2]
Available-for-sale Securities, Amortized Cost	14,948	[3]	23,458
Available-for-sale Securities, Debt Maturities, Yield	4.80%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	2,736
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	9,851
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	1,698
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	482
AFS Debt Securities	14,767	[3]	23,117
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	227
Available For Sale Securities Debt Maturities, Yield, Within One Year	4.90%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	4,484
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	6.80%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	64
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	6.80%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	119
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	7.60%	[2]
Available-for-sale Securities, Amortized Cost	4,894		6,167
Available-for-sale Securities, Debt Maturities, Yield	6.80%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	229
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	5,079
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	72
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	142
AFS Debt Securities	5,522		6,852
Foreign Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	2,271
Available For Sale Securities Debt Maturities, Yield, Within One Year	0.50%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	2,429
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	4.80%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	172
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	2.50%	[2]
Available-for-sale Securities, Amortized Cost	4,872
Available-for-sale Securities, Debt Maturities, Yield	4.70%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	2,270
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	2,476
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	174
AFS Debt Securities	4,920
Corporate Bond Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	586
Available For Sale Securities Debt Maturities, Yield, Within One Year	1.70%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	1,353
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	2.10%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	901
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	2.40%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	153
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	1.20%	[2]
Available-for-sale Securities, Amortized Cost	2,993		5,157
Available-for-sale Securities, Debt Maturities, Yield	2.10%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	590
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	1,354
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	945
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	146
AFS Debt Securities	3,035		5,291
Other Debt Obligations [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	2,228
Available For Sale Securities Debt Maturities, Yield, Within One Year	1.20%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	7,364
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	1.30%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	1,811
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	1.90%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	1,486
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	1.10%	[2]
Available-for-sale Securities, Amortized Cost	12,889		15,514
Available-for-sale Securities, Debt Maturities, Yield	1.40%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	2,228
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	7,373
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	1,796
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	1,481
AFS Debt Securities	12,878		15,392
Taxable Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	8,707
Available For Sale Securities Debt Maturities, Yield, Within One Year	2.37%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	116,681
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	3.25%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	74,392
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	3.65%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	66,714
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	2.93%	[2]
Available-for-sale Securities, Amortized Cost	266,494		330,811
Available-for-sale Securities, Debt Maturities, Yield	3.29%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	8,694
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	119,068
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	77,299
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	66,487
AFS Debt Securities	271,548		332,130
Tax-exempt securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	54
Available For Sale Securities Debt Maturities, Yield, Within One Year	2.40%	[2]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	1,046
Available-for-sale Securities, Debt Maturities, Yield, after One Through Five Years	1.80%	[2]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	857
Available-for-sale Securities, Debt Maturities, Yield, after Five Through Ten Years	2.40%	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	2,721
Available-for-sale Securities, Debt Maturities, Yield, after Ten Years	0.30%	[2]
Available-for-sale Securities, Amortized Cost	4,678		5,687
Available-for-sale Securities, Debt Maturities, Yield	1.04%	[2]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	54
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	1,040
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	853
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	2,656
AFS Debt Securities	$ 4,603		$ 5,497

[1]	Substantially all U.S. agency securities.
[2]	Average yield is computed using the effective yield of each security at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts and excludes the effect of related hedging derivatives.
[3]	At December 31, 2011 and 2010, includes approximately 89 percent and 90 percent prime bonds, nine percent and eight percent Alt-A bonds and two percent subprime bonds.